UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 135.5%

New York — 134.4%
Corporate — 4.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$280	$298,754
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	650	710,626
5.00%, 07/01/28	795	848,742
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	550	559,411
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	1,000	1,171,720
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	2,540	3,100,908
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	1,500	1,500,900

		8,191,061
County/City/Special District/School District — 26.6%
City of New York New York, GO, Refunding, Series E:
5.50%, 08/01/25	1,115	1,282,038
5.00%, 08/01/30	1,000	1,106,490
City of New York New York, GO:
Series A-1, 4.75%, 08/15/25	750	756,105
Series A-1, 5.00%, 08/01/35	1,000	1,076,500
Series D, 5.38%, 06/01/32	25	25,079
Series G-1, 6.25%, 12/15/31	15	15,422
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	768,915
Sub-Series G-1, 6.25%, 12/15/18(b)	485	498,284
Sub-Series G-1, 5.00%, 04/01/28	630	689,346
Sub-Series G-1, 5.00%, 04/01/29	750	820,650
Sub-Series I-1, 5.38%, 04/01/19(b)	465	480,080
Sub-Series I-1, 5.38%, 04/01/36	65	66,958
Refunding Series I, 5.00%, 08/01/30	1,000	1,098,840

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	$2,000	$399,120
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,975	3,314,180
5.00%, 11/15/45	3,700	4,103,596
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	1,960	729,610
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	1,500	480,270
(AMBAC), 5.00%, 01/01/39	3,000	3,040,200
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	154,251
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,520
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	350	350,228
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	502,820
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	115	133,593
5.00%, 09/01/36	105	121,698
5.00%, 09/01/37	115	133,187
5.00%, 09/01/38	180	207,992
5.00%, 09/01/39	140	161,526
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	1,000	1,144,730
Refunding Series B, 5.00%, 04/01/32	835	952,134
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	125	137,601
5.75%, 02/15/47	75	81,096
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	1,225	1,378,676
Fiscal 2017, 5.00%, 02/15/42	2,495	2,814,061
5.00%, 02/15/37	215	244,427

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	$2,000	$2,119,680
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,200	1,269,348
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	480	522,806
4 World Trade Center Project, 5.00%, 11/15/31	860	934,149
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,231,498
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,935	2,018,089
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,420	1,527,281
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	2,070	2,211,526
World Trade Center Project, 5.75%, 11/15/51	1,340	1,485,538

		49,767,138
Education — 29.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	1,100	1,169,300
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	275,988
Manhattan College Project, 5.00%, 08/01/35	525	588,047
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	750	765,345
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 07/01/37	225	250,679
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,074,640

Security	Par (000)	Value
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB (continued):
Museum of Modern Art, Series 1A, 5.00%, 10/01/18(b)	$1,000	$1,013,740
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	3,135	3,283,756
Series B, 4.00%, 08/01/35	470	480,039
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	625	652,269
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	245	258,149
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/34	170	184,479
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 08/01/36	2,155	1,961,847
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	395	448,380
4.00%, 07/01/46	745	762,210
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,900	2,075,693
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	125	120,961
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	320	363,334
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	1,165	1,223,355
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	385,495

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A (continued):
5.00%, 07/01/42	$220	$233,902
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	750	813,960
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	700	762,083
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	500	553,980
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	169,017
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	819,322
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	229,908
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	2,000	2,073,620
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	1,440	1,850,717
New York University, Series B, 5.00%, 07/01/37	1,250	1,373,850
Series B, 5.75%, 03/15/19(b)	600	620,550
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	750	777,413
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	2,000	2,153,660
Teachers College, Series B, 5.00%, 07/01/42	1,225	1,323,674
Touro College & University System, Series A, 5.25%, 01/01/34	800	878,376
Touro College & University System, Series A, 5.50%, 01/01/39	2,000	2,208,280
University of Rochester, Series A, 5.13%, 07/01/19(b)	740	768,105
University of Rochester, Series A, 5.75%, 07/01/19(b)	565	590,510
University of Rochester, Series A, 5.13%, 07/01/39	110	113,919

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB (continued):
University of Rochester, Series A, 5.75%, 07/01/39	$85	$88,777
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	2,000	2,202,920
Barnard College, Series A, 5.00%, 07/01/33	530	598,948
Brooklyn Law School, 5.75%, 07/01/33	475	491,692
Cornell University, Series A, 5.00%, 07/01/40	800	846,360
Culinary Institute of America, 5.00%, 07/01/42	300	321,003
Fordham University, 5.00%, 07/01/44	850	933,444
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,514,674
New York University, Series A, 5.00%, 07/01/37	1,790	1,967,353
Rochester Institute of Technology, 5.00%, 07/01/42	1,790	1,942,222
Skidmore College, Series A, 5.00%, 07/01/28	75	81,000
Skidmore College, Series A, 5.25%, 07/01/29	85	92,661
St. John’s University, Series A, 5.00%, 07/01/37	835	925,430
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	2,355	2,664,400
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	445	502,774
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	810	911,955
Teachers College, 5.50%, 03/01/19(b)	450	463,424
St. John’s Univerisity, Series A, 5.00%, 07/01/34	250	278,258
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	415	461,297

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB (continued):
Hofstra University Project, 5.00%, 07/01/47	$120	$133,802

		54,074,946
Health — 13.1%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	1,580	1,596,400
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	324,630
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	430	430,236
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	198,484
5.00%, 12/01/46	320	348,618
Series A, 5.00%, 12/01/32	240	259,114
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,650	1,797,708
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 07/01/42	2,800	2,949,072
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	230	250,967
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,335,297
Series B, 6.00%, 11/01/20(b)	435	477,178
Series B, 6.00%, 11/01/30	65	70,343
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 01/01/28	675	730,876

Security	Par (000)	Value
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project (continued):
5.00%, 01/01/34	$1,250	$1,338,875
State of New York Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6.00%, 07/01/19(b)	500	523,710
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19(b)	200	209,484
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	500	541,910
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	518,030
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	915	1,036,329
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	298,526
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,385	1,464,056
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,086,240
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,750	1,900,920
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,430	1,558,400

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	$1,100	$1,134,837

		24,380,240
Housing — 2.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	1,140	1,244,698
5.00%, 07/01/33	500	538,065
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	925	951,779
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	355	389,474
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	495	504,454
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	1,460	1,465,212

		5,093,682
State — 16.7%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 02/01/32	5,000	5,580,000
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	505	576,943
Series S-2, 5.00%, 07/15/35	505	576,942
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,500	2,699,800
Sub-Series E-1, 5.00%, 02/01/38	1,850	2,100,712
Sub-Series F-1, 5.00%, 05/01/38	1,425	1,622,961
Sub-Series F-1, 5.00%, 05/01/39	1,775	2,018,601

Security	Par (000)	Value
State (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.25%, 07/15/36	$665	$787,925
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	1,000	1,167,160
Bid Group 4, Series A, 5.00%, 03/15/45	1,160	1,328,072
General Purpose, Series B, 5.00%, 03/15/42	4,380	4,742,620
General Purpose, Series C, 5.00%, 03/15/34	2,185	2,345,969
Series A, 5.00%, 03/15/36	1,360	1,549,163
Series A, 5.00%, 02/15/42	1,500	1,690,440
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18(b)	395	400,427
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	885	984,527
5.00%, 03/15/32	1,000	1,109,080

		31,281,342
Tobacco — 3.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,041,400
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,500	1,390,980
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,470	1,526,345
Tobacco Settlement Pass-Through, Series B, 5.00%, 06/01/45	130	137,974
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	150	150,860
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	250	269,385
5.25%, 05/15/40	110	117,429
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	745	720,348

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	$870	$888,653

		6,243,374
Transportation — 31.3%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	535	598,751
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(b)	540	624,483
Series C, 6.50%, 11/15/28	195	199,982
Series D, 5.25%, 11/15/21(b)	220	244,132
Series E, 5.00%, 11/15/38	4,000	4,400,960
Sub-Series A-1, 5.00%, 11/15/45	715	785,106
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, CAB, Series C-2, 0.00%, 11/15/39(c)	1,400	596,624
Green Bonds, Climate Bond Certified, Series B-1, 5.00%, 11/15/34	735	854,798
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	750	788,257
Green Bonds, Series A-1, 5.25%, 11/15/56	750	840,120
Series D, 5.25%, 11/15/21(b)	780	865,558
Series D, 5.25%, 11/15/23(b)	910	1,052,369
Series F, 5.00%, 11/15/30	2,000	2,207,720
Series F, 5.00%, 11/15/35	500	560,905
Transportation, Series D, 5.00%, 11/15/20(b)	800	861,112
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	2,695	2,896,802
5.00%, 11/15/51	230	243,973
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	3,115	3,332,676
5.25%, 01/01/50	4,445	4,806,112
(AGM), 4.00%, 07/01/41	800	809,568

Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	$2,305	$2,416,631
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,299,400
Series 8, 6.00%, 12/01/42	1,000	1,093,480
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	824,107
179th Series, 5.00%, 12/01/38	575	640,239
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	640	646,810
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	545,115
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	750	834,825
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	920	1,031,964
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	2,500	2,747,275
Series I, 5.00%, 01/01/27	1,000	1,092,850
Series I, 5.00%, 01/01/37	1,760	1,901,522
Series I, 5.00%, 01/01/42	280	301,602
Series J, 5.00%, 01/01/41	2,000	2,186,140
Series K, 5.00%, 01/01/32	2,575	2,893,785
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	1,000	1,136,900
Series B, 5.00%, 11/15/40	350	395,636
Series B, 5.00%, 11/15/45	310	348,868
Triborough Bridge & Tunnel Authority, Refunding RB, General:
CAB, Series B, 0.00%, 11/15/32(c)	1,700	1,020,765
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,245	1,423,508
Series A, 5.25%, 11/15/45	590	672,429

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General (continued):
Series A, 5.00%, 11/15/50	$500	$549,680

		58,573,539
Utilities — 7.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,062,140
Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,117,130
Long Island Power Authority, RB, General, Electric Systems:
5.00%, 09/01/42	490	551,794
Series A (AGM), 5.00%, 05/01/21(b)	500	543,120
Series C (CIFG), 5.25%, 09/01/29	2,000	2,393,040
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.75%, 04/01/19(b)	4,000	4,141,400
Series B, 5.00%, 09/01/41	200	223,498
Series B, 5.00%, 09/01/46	250	278,605
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/36	525	608,606
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	378,830
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,000	2,232,760

		13,530,923

Total Municipal Bonds in New York		251,136,245

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	2,220	2,123,008

Total Municipal Bonds — 135.5% (Cost — $243,349,422)		253,259,253

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 30.0%
County/City/Special District/School District — 10.2%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	$4,370	$4,779,119
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,666,808
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	1,200	1,359,060
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 06/15/18(e)	1,250	1,364,315
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,075,991
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,846,892

		19,092,185
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	3,527	3,905,049

State — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	660	674,734
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	890,926
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	852,427
4.00%, 10/15/32	1,000	1,078,960
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,500	1,605,885

		5,102,932
Transportation — 3.3%
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,455	1,628,441
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,617,225

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	$1,180	$1,281,589
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	1,500	1,678,695

		6,205,950
Utilities — 11.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	276	276,910
5.75%, 06/15/40	923	926,001
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	5,310	5,723,684
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,511	3,798,909
Series FF-2, 5.50%, 06/15/40	810	842,495

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	$6,868	$7,659,878
Restructuring, 5.00%, 12/15/36	1,997	2,274,468
Restructuring, Series B, 4.00%, 12/15/35	370	390,343

		21,892,688

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.0% (Cost — $53,969,206)		56,198,804

Total Long-Term Investments — 165.5% (Cost — $297,318,628)		309,458,057

	Shares
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(f)(g)	530,860	530,860

Total Short-Term Securities — 0.3% (Cost — $530,860)		530,860

Total Investments — 165.8% (Cost — $297,849,488)		309,988,917
Other Assets Less Liabilities — 2.0%		3,616,708
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.2)%		(32,174,645)
VMTP Shares at Liquidation Value — (50.6)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$186,930,980

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $661,933.
(f)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY)

(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,541,341	(2,010,481)	530,860	$530,860	$12,622	$(40)	$(239)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	33	06/20/18	$3,948	$26,453
Long U.S. Treasury Bond	47	06/20/18	6,761	(11,105)
5-Year U.S. Treasury Note	32	06/29/18	3,632	18,103

				$33,451

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—		$309,458,057	$—	$309,458,057
Short-Term Securities	530,860		—	—	530,860

	$530,860		$309,458,057	$—	$309,988,917

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$44,556		$—	$—	$44,556
Liabilities:
Interest rate contracts	(11,105)		—	—	(11,105)

	$33,451	$		$—	$33,451

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(32,047,199)	$—	$(32,047,199)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

	$—	$(126,547,199)	$—	$(126,547,199)

During the period ended April 30, 2018, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 18, 2018